OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER INTANGIBLE ASSETS
Schedule of net book value of other intangible assets

	Licenses	Right to use radio frequencies	Billing and other software	Client base	Numbering capacity	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	1 to 10
Cost
January 1, 2016	28,490	9,326	93,134	7,537	3,208	9,767	151,462

Additions	3,382	245	27,658	—	65	232	31,582
Arising on business combinations (Note 4)	323	—	—	—	—	—	323
Disposal of UMS	—	—	(1,891)	—	—	(3,687)	(5,578)
Disposal	(2)	(582)	(10,509)	(164)	(160)	(2,842)	(14,259)
Other	44	(40)	(87)	—	(4)	(40)	(127)
Foreign exchange differences	(5,101)	—	(3,763)	—	(39)	(1,187)	(10,090)

December 31, 2016	27,136	8,949	104,542	7,373	3,070	2,243	153,313

Additions	1,647	13	24,686	—	12	219	26,577
Arising on business combinations (Note 4)	260	—	163	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	(166)	(10,008)
Other	(2)	1	(6)	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	(23)	(2,219)

December 31, 2017	27,741	7,851	119,976	7,323	2,915	2,480	168,286

Accumulated amortisation and impairment
January 1, 2016	(9,873)	(4,261)	(50,557)	(3,619)	(2,996)	(5,560)	(76,866)

Charge for the year	(2,092)	(1,170)	(18,002)	(620)	(46)	(1,389)	(23,319)
Disposal of UMS	—	—	494	—	—	2,162	2,656
Disposal	2	582	10,193	164	160	2,836	13,937
Other	(7)	20	43	—	(13)	(42)	1
Foreign exchange differences	2,007	—	2,697	—	34	668	5,406

December 31, 2016	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	(1,325)	(78,185)

Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	(224)	(21,733)
Effect on assets impairment	—	—	(148)	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	157	9,910
Other	—	2	(17)	—	(4)	(31)	(50)
Foreign exchange differences	570	—	726	—	8	13	1,317

December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	(1,410)	(88,889)

Net book value
January 1, 2016	18,617	5,065	42,577	3,918	212	4,207	74,596

December 31, 2016	17,173	4,120	49,410	3,298	209	918	75,128

December 31, 2017	16,260	3,090	56,136	2,682	159	1,070	79,397